Schedule of Sensitivity of Financial Assets (Cash) to Interest Rate Risk (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
DisclosureOfFinancialInstrumentLineItems [Line Items]
Cash and cash equivalents	$ 6,228,229	$ 24,979,845	$ 19,240,707	$ 21,278,936	$ 15,516,112
Profit or Loss	$ (9,194,540)	$ (5,903,451)	(11,571,240)	34,402,821
Interest rate risk [member]
DisclosureOfFinancialInstrumentLineItems [Line Items]
Cash and cash equivalents			19,240,707	21,278,936
Interest rate risk [member] | Profit or Loss 100 bp Increase [Member]
DisclosureOfFinancialInstrumentLineItems [Line Items]
Profit or Loss			192,407	212,789
Interest rate risk [member] | Profit or Loss 100 bp Decrease [Member]
DisclosureOfFinancialInstrumentLineItems [Line Items]
Profit or Loss			(192,407)	(212,789)
Interest rate risk [member] | Equity 100 bp Increase [Member]
DisclosureOfFinancialInstrumentLineItems [Line Items]
Equity			192,407	212,789
Interest rate risk [member] | Equity 100 bp Decrease [Member]
DisclosureOfFinancialInstrumentLineItems [Line Items]
Equity			$ (192,407)	$ (212,789)